IMPAIRMENT OF ASSETS - Sensitivity to changes in assumptions (Details) - Algeria $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Sensitivity to changes in assumptions
Amount by which unit's recoverable amount exceeds its carrying amount	$ 102
Reasonably possible 1% change in discount rate, amount	(45)
Reasonably possible 1% change in discount rate, amount	(80)
Reasonably possible 1% change in discount rate, amount	0
Reasonably possible 1% change in average capital expenditure excluding licenses and right-of-use assets as percentage of revenue, amount	0
Reasonably possible 1% change in terminal growth rate, amount	$ (5)